Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Carrying amount of derivative financial assets	$ 702	$ 1,683
Net fair value	(845,754)	(669,907)
Net carrying amount	(799,410)	(647,470)
Net fair value	(845,754)	(669,907)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value	(845,754)	(669,907)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Derivatives [member]
IfrsStatementLineItems [Line Items]
Carrying amount of derivative financial assets	702	1,683
Net fair value	702	1,683
Financial Debt [Member]
IfrsStatementLineItems [Line Items]
Carrying amount of financial liabilities	(800,112)	(649,153)
Fair value of financial liabilities	(846,456)	(671,590)
Jet Fuel Asian Call Options [Member]
IfrsStatementLineItems [Line Items]
Carrying amount of derivative financial assets	431
Net fair value	431
Jet Fuel Asian Call Options [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Jet Fuel Asian Call Options [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value	431
Jet Fuel Asian Call Options [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Net fair value	271	1,683
Interests Rate Cap [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Interests Rate Cap [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value	271	1,683
Interests Rate Cap [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Interest Bearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Net fair value	(846,456)	(671,590)
Interest Bearing Loans And Borrowings [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value
Interest Bearing Loans And Borrowings [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value	(846,456)	(671,590)
Interest Bearing Loans And Borrowings [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Net fair value